                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                         STRATEGIC PARTNERS ANNUITY ONE
                            STRATEGIC PARTNERS PLUS

                          SUPPLEMENT DATED MAY 1, 2003
                       TO PROSPECTUSES DATED MAY 1, 2003

MARKET VALUE ADJUSTMENT

The market value adjustment option described in this prospectus is not available.